UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05908

John Hancock Patriot Premium Dividend Fund II (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324
|Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Patriot Premium Dividend Fund II

7.31.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock Patriot Premium Dividend Fund II Securities owned by the Fund on July 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 39.30%		$111,566,429

(Cost $94,733,877)

Electric Utilities 3.05%		8,664,400

FPL Group, Inc.	20,000	862,800
Pinnacle West Capital Corp.	80,000	3,440,800
Progress Energy, Inc.	99,000	4,311,450
Progress Energy, Inc. (Contingent Value Obligation) (B)(I)	176,250	49,350

Gas Utilities 2.17%		6,157,182

National Fuel Gas Co.	86,000	3,194,040
Peoples Energy Corp.	70,200	2,963,142

Integrated Telecommunication Services 1.56%		4,422,277

AT&T, Inc.	102,350	3,069,477
Verizon Communications, Inc.	40,000	1,352,800

Multi-Utilities 31.98%		90,792,570

Alliant Energy Corp.	182,900	6,617,322
Ameren Corp.	80,000	4,120,000
CH Energy Group, Inc.	198,800	9,858,492
Consolidated Edison, Inc.	78,000	3,655,860
Dominion Resources, Inc.	79,700	6,254,856
DTE Energy Co.	193,500	8,188,920
Duke Energy Corp.	165,200	5,008,864
Energy East Corp.	320,000	7,785,600
KeySpan Corp.	205,700	8,283,539
NiSource, Inc.	158,050	3,595,637
NSTAR	276,000	8,602,920
OGE Energy Corp.	137,632	5,209,371
Public Service Enterprise Group, Inc.	16,000	1,078,880
SCANA Corp.	28,400	1,135,716
TECO Energy, Inc.	196,750	3,136,195
Vectren Corp.	30,000	834,300
WPS Resources Corp.	55,400	2,856,978
Xcel Energy, Inc.	228,000	4,569,120

Oil & Gas Storage & Transportation 0.54%		1,530,000

Kinder Morgan, Inc.	15,000	1,530,000

John Hancock Patriot Premium Dividend Fund II Securities owned by the Fund on July 31, 2006 (unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 55.88%			$158,625,737

(Cost $154,101,020)

Agricultural Products 1.22%			3,462,563

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	44,250	3,462,563

Consumer Finance 3.31%			9,411,670

HSBC USA, Inc., $2.8575 (G)	AA-	95,900	4,540,270
SLM Corp., 6.97%, Ser A	BBB+	92,000	4,871,400

Diversified Banks 1.11%			3,154,200

Royal Bank of Scotland Group Plc, 5.75%, Ser L (United Kingdom)	A	140,000	3,154,200

Electric Utilities 20.43%			58,001,598

Alabama Power Co., 5.20%	BBB+	262,475	5,924,061
Boston Edison Co., 4.78%	A-	67,342	5,798,146
Carolina Power & Light Co., $4.20	Baa3	41,151	3,090,185
Carolina Power & Light Co., $5.44	BB+	11,382	1,052,835
Delmarva Power & Light Co., 3.70%	BB+	13,109	839,386
Duquesne Light Co., 6.50%	BB+	107,000	5,376,750
Entergy Arkansas, Inc., 6.45%	BB+	50,000	1,257,815
Entergy Mississippi, Inc., 6.25%	BB+	153,000	3,762,851
Georgia Power Co., 6.00%, Ser R	A	54,900	1,301,130
Interstate Power & Light Co., 7.10%, Ser C	BBB-	76,500	2,005,738
Interstate Power & Light Co., 8.375%, Ser B	Baa3	25,000	777,500
Monongahela Power Co., $6.28, Ser D	B+	24,931	2,501,671
PPL Electric Utilities Corp., 4.40%	BBB	29,790	2,421,927
PPL Electric Utilities Corp., 6.25%, Depositary Shares	BBB	200,000	4,881,260
PPL Energy Supply, LLC, 7.00%	BBB	50,000	1,256,000
Southern California Edison Co., 6.00%, Ser C	BBB-	18,000	1,704,375
Southern California Edison Co., 6.125%	BBB-	35,000	3,425,625
Virginia Electric & Power Co., $6.98	BB+	35,000	3,658,595
Virginia Electric & Power Co., $7.05	BB+	10,000	1,045,625
Wisconsin Public Service Corp., 6.76%	A-	35,883	3,708,286
Xcel Energy, Inc., $4.08, Ser B	BB+	8,610	757,680
Xcel Energy, Inc., $4.11, Ser D	BB+	8,770	730,716
Xcel Energy, Inc., $4.16, Ser E	BB+	9,410	723,441

Gas Utilities 2.18%			6,179,466

Southern Union Co., 7.55%, Ser A	BB+	239,700	6,179,466

Investment Banking & Brokerage 7.25%			20,578,497

Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares, Ser G	BBB	50,650	2,257,977
Bear Stearns Cos., Inc. (The), 5.72%, Depositary Shares, Ser F	BBB	95,300	4,498,160
Bear Stearns Cos., Inc. (The), 6.15%, Depositary Shares, Ser E	BBB	84,000	4,267,200
Goldman Sachs Group, Inc., 6.20%, Ser B	A-	20,000	498,200
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D	A-	124,800	5,803,200

John Hancock Patriot Premium Dividend Fund II Securities owned by the Fund on July 31, 2006 (unaudited)

Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C	A-	53,000	2,570,500
Merrill Lynch & Co., Inc., 6.375%, Depositary Shares, Ser 3	A-	26,900	683,260
Life & Health Insurance 1.91%			5,415,850

MetLife, Inc., 6.50%, Ser B	BBB	215,000	5,415,850
Multi-Utilities 9.55%			27,097,647

Baltimore Gas & Electric Co., 6.70%, Ser 1993	BBB-	20,250	2,107,266
Baltimore Gas & Electric Co., 6.99%, Ser 1995	Ba1	30,000	3,130,314
BGE Capital Trust II, 6.20%	BBB-	205,300	4,662,363
PNM Resources, Inc., 6.75%, Conv	BBB-	67,896	3,345,915
Public Service Electric & Gas Co., 4.08%, Ser A	BB+	5,000	408,750
Public Service Electric & Gas Co., 4.18%, Ser B	BB+	13,677	1,063,387
Public Service Electric & Gas Co., 6.92%	BB+	47,998	4,796,800
SEMPRA Energy, $4.36	BBB+	19,250	1,529,605
SEMPRA Energy, $4.75, Ser 53	BBB+	6,305	515,434
South Carolina Electric & Gas Co., 6.52%	Baa1	55,000	5,537,813
Oil & Gas Exploration & Production 4.98%			14,140,999

Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B	BBB-	20,000	1,875,000
Apache Corp., 5.68%, Depositary Shares, Ser B	BBB	51,500	5,014,813
Devon Energy Corp., 6.49%, Ser A	BB+	50,645	5,129,391
Nexen, Inc., 7.35% (Canada)	BB+	84,500	2,121,795
Other Diversified Financial Services 3.08%			8,755,371

Citigroup, Inc., 6.213%, Depositary Shares, Ser G	A	96,000	4,900,800
Citigroup, Inc., 6.231%, Depositary Shares, Ser H	A	56,400	2,893,884
Citigroup, Inc., 6.365%, Depositary Shares, Ser F	A	18,900	960,687
Specialized Finance 0.18%			504,000

CIT Group, Inc., 6.35%, Ser A	BBB+	20,000	504,000
Thrifts & Mortgage Finance 0.19%			526,876

Sovereign Bancorp, Inc., 7.30%, Depositary Shares, Ser C	BB+	20,000	526,876
Trucking 0.49%			1,397,000

AMERCO, 8.50%, Ser A	CCC+	55,000	1,397,000
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 4.82%			$13,688,000

(Cost $13,688,000)

Commercial Paper 4.82%			13,688,000

Chevron Funding Corp., 8-1-06	5.150	13,688	13,688,000

Total investments 100.00%			$283,880,166

John Hancock Patriot Premium Dividend Fund II Footnotes to Schedule of Investments July 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available [unless indicated otherwise].

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,462,563 or 1.22% of the Fund's total investments as of July 31, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on July 31, 2006, including short-term investments, was $262,522,897. Gross unrealized appreciation and depreciation of investments aggregated $26,553,794 and $5,196,525, respectively, resulting in net unrealized appreciation of $21,357,269.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: PDT

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Premium Dividend Fund II.

P20Q3 7/06
9/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Premium Dividend Fund II

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: September 26, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: September 26, 2006